Schedule of Weighted Average Assumptions Used in Determining the Fair Value (Details) - $ / shares		9 Months Ended			12 Months Ended
	Oct. 25, 2022	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Expected volatility		94.10%	83.00%		83.00%	99.20%
Risk-free interest rate		4.00%	3.90%		3.90%	3.80%
Expected term (in years)		5 years 8 months 12 days	5 years		5 years	6 years
Expected dividend yield
Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock Price			$ 0.08			$ 0.08
Expected volatility	28.10%		95.00%	79.30%		79.30%	75.10%
Risk-free interest rate	4.00%		3.47%	4.66%		4.66%	1.81%
Expected term (in years)	1 month 28 days		5 years 3 months 18 days	1 year		1 year	7 years
Expected dividend yield			0.00%	0.00%		0.00%	0.00%
Private Placement Warrants [Member] | Peak Bio, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Stock Price			$ 0.18	$ 0.83		$ 0.18	$ 4.19
Expected volatility			96.00%	45.50%		84.00%	30.00%
Risk-free interest rate			3.58%	4.12%		4.01%	3.99%
Expected term (in years)			3 years 1 month 2 days	4 years 4 months 2 days		3 years 10 months 2 days	4 years 10 months 2 days
Expected dividend yield